Earning Per Share (Tables)	9 Months Ended
Sep. 30, 2016
Earnings Per Share (Tables) [Abstract]
Schedule of Earning per Share
	For the three months ended September 30,		For the nine months ended September 30,

	2016	2015	2016	2015
Numerator:
Net income attributable to shareholders of FMC-AG & Co. KGaA	$333.178	$262.320	$855.144	$712.636

Denominators:
Weighted average number of Ordinary shares outstanding	305.972.432	304.738.291	305.602.983	304.201.787
Potentially dilutive Ordinary shares	531.891	450.218	452.247	454.573
Total weighted average Ordinary shares outstanding assuming dilution	306.504.323	305.188.509	306.055.230	304.656.360

Basic earnings per share	$1,09	$0,86	$2,80	$2,34
Fully diluted earnings per share	$1,09	$0,86	$2,79	$2,34